INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 4,328,781	$ 2,457,402
Deferred tax liabilities	40,434,260	39,434,005
Net operating loss carryforwards	2,428,097	$ 1,035,315
Unrecognized deferred tax assets	$ 3,347,445
COSTA RICA
IfrsStatementLineItems [Line Items]
Statutory tax rate	30.00%
Withholding tax rate	15.00%
Withholding tax	$ 2,800,000
COLOMBIA
IfrsStatementLineItems [Line Items]
Alternative minimum tax rate	15.00%
Current tax liability increase	$ 1,200,000